Performance Management - Schwab 1000 Index Fund	Feb. 28, 2025
Prospectus [Line Items]
Bar Chart and Performance Table [Heading]	Performance
Performance Narrative [Text Block]
The bar chart below shows how the fund’s investment results have varied from year to year, and the following table shows how the fund’s average annual total returns for various periods compared to that of one or more indices. The Russell 1000® Index serves as the fund’s regulatory index and provides a broad measure of market performance. The fund generally invests in securities that are included in the Schwab 1000 Index. The fund does not seek to track the regulatory index. This information provides some indication of the risks of investing in the fund. All figures assume distributions were reinvested. Keep in mind that future performance (both before and after taxes) may differ from past performance. For current performance information, please see
www.schwabassetmanagement.com/prospectus.

Performance Past Does Not Indicate Future [Text]	Keep in mind that future performance (both before and after taxes) may differ from past performance.
Performance Information Illustrates Variability of Returns [Text]	The bar chart below shows how the fund’s investment results have varied from year to year, and the following table shows how the fund’s average annual total returns for various periods compared to that of one or more indices.
Performance Additional Market Index [Text]	The Russell 1000® Index serves as the fund’s regulatory index and provides a broad measure of market performance. The fund generally invests in securities that are included in the Schwab 1000 Index.
Bar Chart [Heading]	Annual Total Returns (%) as of 12/31
Bar Chart [Table]
Bar Chart Closing [Text Block]	Best Quarter: 21.76% Q2 2020 Worst Quarter: (20.24%) Q1 2020
Highest Quarterly Return, Label [Optional Text]	Best Quarter
Highest Quarterly Return	21.76%
Highest Quarterly Return, Date	Jun. 30, 2020
Lowest Quarterly Return, Label [Optional Text]	Worst Quarter
Lowest Quarterly Return	(20.24%)
Lowest Quarterly Return, Date	Mar. 31, 2020
Performance Table Uses Highest Federal Rate	The after-tax figures reflect the highest individual federal income tax rates in effect during the period and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	Your actual after-tax returns depend on your individual tax situation. In addition, after-tax returns are not relevant if you hold your fund shares through a tax-deferred arrangement, such as a 401(k) plan, an individual retirement account (IRA) or other tax-advantaged account.
Performance [Table]
Average Annual Total Returns as of 12/31/24
	1 Year	5 Years	10 Years
Before taxes	24.46%	14.06%	12.68%
After taxes on distributions	24.10%	13.58%	11.83%
After taxes on distributions and sale of shares	14.73%	11.20%	10.25%
Comparative Indices (reflect no deduction for fees, expenses, or taxes)
Russell 1000® Index	24.51%	14.28%	12.87%
Schwab 1000 Index	24.51%	14.10%	12.77%

Average Annual Return, Caption [Optional Text]	Average Annual Total Returns as of 12/31/24
Performance Table Closing [Text Block]
The after-tax figures reflect the highest individual federal income tax rates in effect during the period and do not reflect the impact of state and local taxes. Your actual after-tax returns depend on your individual tax situation. In addition, after-tax returns are not relevant if you hold your fund shares through a tax-deferred arrangement, such as a 401(k) plan, an individual retirement account (IRA) or other tax-advantaged account.

Performance Availability Website Address [Text]	www.schwabassetmanagement.com/prospectus